CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Details)							1 Months Ended		12 Months Ended
	Jan. 12, 2016 USD ($)	Jan. 12, 2016 BRL	Jul. 13, 2015 USD ($)	Jul. 13, 2015 ILS (₪)	Mar. 05, 2012 USD ($)	Mar. 05, 2012 ILS (₪)	Nov. 22, 2016 USD ($)	Nov. 22, 2016 BRL	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL	Dec. 31, 2015 BRL
Loss Contingencies [Line Items]
Amount of compensation to plaintiff					$ 7,900
Israel, New Shekels
Loss Contingencies [Line Items]
Amount of compensation to plaintiff | ₪						₪ 30,000
Unfavorable Regulatory Action FUST Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment	$ 915,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | BRL		BRL 3,049,156
Aggregate tax assessment | BRL											BRL 14,300,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2007 and 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									$ 1,407,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2007 and 2008 [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Previous tax assessment | BRL										BRL 4,689,289
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									1,005,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2010 [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Previous tax assessment | BRL										3,350,843
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2011 and 2012 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									957,000
Unfavorable Regulatory Action FUST Contribution [Member] | Tax Year 2011 and 2012 [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Previous tax assessment | BRL										3,191,219
Unfavorable Regulatory Action FUNTELL Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment							$ 395,000
Aggregate tax assessment									1,640,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | BRL								BRL 1,313,719
Aggregate tax assessment | BRL										5,400,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2010 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									360,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2010 [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Previous tax assessment | BRL										1,198,362
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2007 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									264,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2007 [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Previous tax assessment | BRL										880,140
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2008 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									260,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2008 [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Previous tax assessment | BRL										861,599
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2011 [Member]
Loss Contingencies [Line Items]
Previous tax assessment									$ 356,000
Unfavorable Regulatory Action FUNTELL Contribution [Member] | Tax Year 2011 [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Previous tax assessment | BRL										BRL 1,185,316
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Total amount claimed			$ 77,000,000
Unfavorable Regulatory Action [Member] | Israel, New Shekels
Loss Contingencies [Line Items]
Total amount claimed | ₪				₪ 300,000,000